Additional Information - Total Liabilities From Financing Activtiies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 1,522	$ 1,532
Changes in liabilities arising from financing activities [abstract]
Change in cash and cash equivalents	(28)	(25)
Cash flows from (used in) increase (decrease) in current borrowings	(22)	8
Change in credit facilities	(126)	114
Cash flow from (used to) Increase (Decrease) in other term loans	235	0
Repurchase of unsecured senior notes	0	(257)
Increase in other long-term debt	66	11
Payments of other long-term debt	(81)	(47)
Business combinations	27	257
Foreign exchange loss on long-term debt and financial instruments	65	(62)
Increase through new leases, liabilities arising from financing activities	70	11
Amortization of financing costs	2	2
Write off of unamortized financing costs following repurchase of unsecured senior notes	3	3
Other		(1)
Exchange differences	39	(24)
Liabilities arising from financing activities	1,769	1,522
CASH AND CASH EQUIVALENT
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	(89)	(62)
Changes in liabilities arising from financing activities [abstract]
Change in cash and cash equivalents	(28)	(25)
Exchange differences	(6)	(2)
Liabilities arising from financing activities	(123)	(89)
BANK LOANS AND ADVANCES
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	35	28
Changes in liabilities arising from financing activities [abstract]
Cash flows from (used in) increase (decrease) in current borrowings	(22)	8
Exchange differences	1	(1)
Liabilities arising from financing activities	16	35
LONG-TERM DEBT
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,576	1,566
Changes in liabilities arising from financing activities [abstract]
Change in credit facilities	(126)	114
Cash flow from (used to) Increase (Decrease) in other term loans	235
Repurchase of unsecured senior notes		(257)
Increase in other long-term debt	66	11
Payments of other long-term debt	(81)	(47)
Business combinations	25	257
Foreign exchange loss on long-term debt and financial instruments	65	(62)
Increase through new leases, liabilities arising from financing activities	70	11
Amortization of financing costs	2	2
Write off of unamortized financing costs following repurchase of unsecured senior notes		3
Other		(1)
Exchange differences	44	(21)
Liabilities arising from financing activities	$ 1,876	$ 1,576